Restructuring	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring
2017 Restructuring
During the fourth quarter of 2017, we initiated restructuring initiatives to mitigate the negative impacts stemming from the U.S. tax legislation as further discussed in Note 16 "Income Taxes". Total pre-tax costs for the program were $25 million and no additional costs will be incurred related to this program. Cumulative costs for this program were as follows:

(in thousands)	Personnel Related	Contract and Other Costs	Inventory Write-offs & Asset Impairments	Total
Cost of sales	$—	$—	$3,039	$3,039
General and administrative, restructuring, integration and other, net	6,174	4,583	—	10,757
Total 2017 costs	6,174	4,583	3,039	13,796
Cost of sales	424	1,193	—	1,617
General and administrative, restructuring, integration and other, net	4,207	4,232	1,610	10,049
Total 2018 costs	4,631	5,425	1,610	11,666
Total cumulative costs	$10,805	$10,008	$4,649	$25,462
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Consulting Costs	Total
Costs incurred in 2017	$6,174	$4,583	$10,757
Foreign currency translation adjustment	48	2	50
Liability at December 31, 2017	6,222	4,585	10,807
Additional costs in 2018	6,468	5,554	12,022
Release of excess accrual	(1,837)	(129)	(1,966)
Payments	(6,892)	(7,149)	(14,041)
Foreign currency translation adjustment	(141)	(17)	(158)
Liability at December 31, 2018	$3,820	$2,844	$6,664

During 2018, fixed asset impairments of $1.6 million were recorded in connection with this initiative and are included within general and administration, restructuring, integration and other in the accompanying consolidated statements of income. As of December 31, 2018 and 2017, liabilities of $6.7 million and $10.8 million, respectively, are included in accrued and other current liabilities in the accompanying consolidated balance sheets.
2016 Restructuring
During the fourth quarter of 2016, we initiated a series of targeted actions to support faster sales momentum and improve efficiency and accountability. The objective with these actions is to ensure that we grow sustainably and consistently in the coming years. Measures include simplifying our geographic presence with site reductions, focusing resources to shared service centers, and streamlining selected organizational structures. No additional costs will be incurred related to this program. Cumulative costs for this program were as follows:

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Asset Impairments & Disposals	Total
Cost of sales	$1,222	$205	$43	$10,490	$11,960
General and administrative, restructuring, integration and other, net	17,998	6,960	8,272	22,963	56,193
Other income (expense), net	—	—	—	10,946	10,946
Total 2016 costs	19,220	7,165	8,315	44,399	79,099
Cost of sales	1,141	—	238	—	1,379
General and administrative, restructuring, integration and other, net	8,399	350	9,612	—	18,361
Total 2017 costs	9,540	350	9,850	—	19,740
General and administrative, restructuring, integration and other, net	(343)	(838)	(546)	—	(1,727)
Total 2018 releases	(343)	(838)	(546)	—	(1,727)
Total cumulative costs	$28,417	$6,677	$17,619	$44,399	$97,112

Personnel Related expenses during 2017 and 2016 includes reductions in costs of $0.7 million and $2.0 million, respectively, as a result of forfeitures of share-based compensation in connection with terminations. During the year ended December 31, 2016, Asset Impairments and Disposals include $21.4 million for intangible asset impairments, $10.9 million for fixed asset abandonments, and $1.1 million primarily in connection with the write-off of prepaid contract costs. The total $10.9 million of expense included in other income (expense), net in the accompanying consolidated statements of income is composed of $8.3 million associated with an impairment of an equity method investment and a disposal of goodwill of $2.6 million.
The following table summarizes the cash components of the restructuring activity.

(in thousands)	Personnel Related	Facility Related	Contract and Other Costs	Total
Liability at December 31, 2016	$18,480	$7,882	$5,943	$32,305
Additional costs in 2017	13,357	1,798	9,883	25,038
Release of excess accrual	(3,083)	(1,448)	(30)	(4,561)
Payments	(25,586)	(7,478)	(14,887)	(47,951)
Facility deferred rent reclassified to restructuring liability	—	241	—	241
Foreign currency translation adjustment	1,126	57	157	1,340
Liability at December 31, 2017	4,294	1,052	1,066	6,412
Release of excess accrual	(343)	(838)	(546)	(1,727)
Payments	(3,648)	(214)	(494)	(4,356)
Foreign currency translation adjustment	(48)	—	(26)	(74)
Liability at December 31, 2018	$255	$—	$—	$255

At December 31, 2018, $0.3 million is included in accrued and other current liabilities in the accompanying consolidated balance sheet. At December 31, 2017, $5.6 million of the liability is included in accrued and other current liabilities and $0.8 million is included in other long-term liabilities in the accompanying consolidated balance sheet.